May 6, 2013

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	PrinFlex Life® (the Registrant ) File Nos. 333-00101, 811-05118

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the forms of Prospectus for PrinFlex Life® and the form of Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Registrant s most recent post-effective amendment to its registration statement on Form N-6. That post-effective amendment (#25) was filed electronically with the Securities and Exchange Commission on
April 25, 2013 (Accession #0000812797-13-000052).

If you have any questions regarding this filing, please call me at 515-246-5688.

Very truly yours,

/s/Charles M. Schneider
Charles M. Schneider
Counsel
CMS/